Redeemable Convertible Preferred Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Redeemable Convertible Preferred Shares [Line Items]
Capital contributions by shareholders	$ 0	¥ 0		¥ 28,695
Market capitalization threshold limit | $			$ 250,000
Preferred stock voting rights	Each Preferred Shareholder is entitled to the number of votes equal to the number of ordinary shares into which such holder’s Preferred Shares could be converted. Preferred Shareholders vote together with ordinary shareholders, with respect to any matter upon which ordinary shareholders have the right to vote.	Each Preferred Shareholder is entitled to the number of votes equal to the number of ordinary shares into which such holder’s Preferred Shares could be converted. Preferred Shareholders vote together with ordinary shareholders, with respect to any matter upon which ordinary shareholders have the right to vote.
Redemption price percentage on daily accrual			10.00%
Temporary equity liquidation preference | $			$ 50,524
Series C-2 redeemable convertible preferred shares [member]
Redeemable Convertible Preferred Shares [Line Items]
Capital contributions by shareholders | ¥					¥ 94,450
Series D redeemable convertible preferred shares [member]
Redeemable Convertible Preferred Shares [Line Items]
Capital contributions by shareholders | ¥				¥ 28,695
Redeemable convertible preferred stock [member]
Redeemable Convertible Preferred Shares [Line Items]
Preferred stock, conversion basis			one preferred share convertible into one ordinary share.	one preferred share convertible into one ordinary share.